Investment Portfolio - September 30, 2022

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 20.5%

Non-Convertible Corporate Bonds- 20.5%
Communication Services - 3.4%
Entertainment - 1.3%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029[2]	4,560,000	$3,945,500
Interactive Media & Services - 2.1%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	7,120,000	6,395,526

Total Communication Services		10,341,026
Consumer Discretionary - 2.8%
Hotels, Restaurants & Leisure - 0.5%
Expedia Group, Inc., 3.25%, 2/15/2030	1,850,000	1,497,763

Internet & Direct Marketing Retail - 2.3%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,310,000	1,007,739
(China), 4.00%, 12/6/2037	3,440,000	2,637,615
Amazon.com, Inc., 3.30%, 4/13/2027	3,520,000	3,329,949
		6,975,303
Total Consumer Discretionary		8,473,066

Consumer Staples - 0.9%
Beverages - 0.9%
PepsiCo, Inc., 3.90%, 7/18/2032	3,110,000	2,874,397

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,696,000	1,686,713
Energy Transfer LP, 6.50%, 2/1/2042	3,590,000	3,339,842

Total Energy		5,026,555

Financials - 3.3%
Banks - 2.7%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	2,790,000	2,171,600
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	2,670,000	2,273,816
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	4,000,000	3,646,390
		8,091,806
Capital Markets - 0.6%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	460,000	397,554
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,680,000	1,456,803
		1,854,357
Total Financials		9,946,163

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 0.7%
Health Care Providers & Services - 0.7%
HCA, Inc., 4.125%, 6/15/2029	2,590,000	$2,281,258

Industrials - 3.0%
Airlines - 1.0%
Southwest Airlines Co., 5.125%, 6/15/2027	2,970,000	2,909,082

Road & Rail - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,570,000	1,470,984

Trading Companies & Distributors - 1.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,970,000	1,589,713
Air Lease Corp., 3.625%, 4/1/2027	1,700,000	1,509,566
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,800,000	1,573,373
		4,672,652
Total Industrials		9,052,718

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
QUALCOMM, Inc., 4.25%, 5/20/2032	3,170,000	2,994,297

Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,810,000	1,550,794

Real Estate - 2.1%
Equity Real Estate Investment Trusts (REITS) - 2.1%
Crown Castle, Inc., 3.10%, 11/15/2029	2,270,000	1,904,774
Simon Property Group LP, 2.65%, 2/1/2032	5,680,000	4,430,374

Total Real Estate		6,335,148

Utilities - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Operations Co. LLC,
4.875%, 5/13/2024[2]	2,630,000	2,560,622
3.55%, 7/15/2024[2]	810,000	771,718

Total Utilities		3,332,340

TOTAL CORPORATE BONDS
(Identified Cost $72,934,164)		62,207,762

ASSET-BACKED SECURITIES - 12.5%

Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	2,084,656	1,830,514
CF Hippolyta Issuer LLC, Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	1,198,934	999,423

Investment Portfolio - September 30, 2022

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

CF Hippolyta Issuer LLC, (continued)
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,518,831	$1,328,505
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,697,529	1,427,703
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	2,938,583	2,519,150
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	476,592	431,267
CoreVest American Finance Trust,
Series 2020-3, Class A, 1.358%, 8/15/2053[2]	861,415	755,564
Credit Acceptance Auto Loan Trust,
Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	80,532	80,452
Series 2020-1A, Class B, 2.39%, 4/16/2029[2]	600,000	594,270
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	4,500,000	4,375,648
DataBank Issuer, Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	2,060,566
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	1,142,214	976,069
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,825,000	2,457,657
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,658,542	1,340,154
Libra Solutions LLC, Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	1,530,000	1,528,878
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A, 2.64%, 5/15/2068[2]	480,475	454,198
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	446,712	442,235
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,071,598	1,058,773
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,650,000	2,429,648
PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $2,887,095)[4]	2,887,095	2,716,169
SMB Private Education Loan Trust,
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	939,885	857,818
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	915,518	882,519
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	600,689	562,657
Series 2020-C, Class AFX, 1.95%, 2/15/2046[2]	447,899	424,355
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,5]	68,281	67,430

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Towd Point Mortgage Trust, (continued)
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,5]	54,443	$53,621
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 4.084%, 10/25/2048[2,6]	114,532	112,964
Tricon American Homes, Series 2020- SFR1, Class B, 2.049%, 7/17/2038[2]	1,300,000	1,150,454
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[2]	2,443,000	2,058,555
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	2,250,000	2,027,918
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $42,182,722)		38,005,134

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%

Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,5]	1,319,786	1,147,194
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,5]	21,263	20,928
Citigroup Mortgage Loan Trust, Inc.,
Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,5]	886,661	716,924
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,5]	186,326	168,280
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,5]	194,475	171,669
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,5]	56,715	49,067
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,5]	33,657	28,914
Fannie Mae REMICS,
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,803,919	1,589,310
Series 2018-31, Class KP, 3.50%, 7/25/2047	21,996	21,335
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,266,154	1,062,496
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,050,000	988,162
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K030, Class X1 (IO), 0.260%, 4/25/2023[5]	11,300,752	5,801
Series K032, Class X1 (IO), 0.179%, 5/25/2023[5]	7,026,448	3,154
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,469,659	1,276,290
FREMF Mortgage Trust, Series 2015- K42, Class B, 3.980%, 1/25/2048[2,5]	380,000	364,584
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	75,350	71,306

Investment Portfolio - September 30, 2022

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,5]	561,898	$465,150
Series 2021-INV1, Class A9, (U.S.
Secured Overnight Financing Rate 30 Day Average + 0.850%), 3.131%, 12/25/2051[2,6]	1,707,277	1,584,675
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,5]	1,306,785	1,126,326
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,5]	1,302,636	1,120,737
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,5]	1,556,280	1,293,427
JP Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,5]	50,032	46,844
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,5]	21,550	19,736
New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%, 1/25/2054[2,5]	117,186	109,521
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,5]	54,551	50,834
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,5]	104,353	97,068
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,5]	94,373	87,554
OBX Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,5]	1,415,836	1,169,421
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,5]	174,139	156,959
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,5]	1,684,369	1,418,331
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,5]	2,606,976	2,074,963
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,5]	1,684,997	1,342,849
Sequoia Mortgage Trust,
Series 2013-6, Class A2, 3.00%, 5/25/2043[5]	463,746	407,788
Series 2013-7, Class A2, 3.00%, 6/25/2043[5]	35,642	30,962
Series 2013-8, Class A1, 3.00%, 6/25/2043[5]	89,233	78,807
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,5]	537,968	488,784
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%, 1/20/2045[2,5]	15,269	13,943

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WinWater Mortgage Loan Trust, (continued)
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,5]	453,085	$408,588
TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $24,783,261)		21,278,681

MUNICIPAL BONDS - 1.4%

Clark County, Public Impt., Series A, G.O. Bond, 1.15%, 11/1/2026	3,410,000	2,956,454
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	95,000	68,847
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	910,000	870,526
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	600,000	512,055
TOTAL MUNICIPAL BONDS
(Identified Cost $5,029,003)		4,407,882

U.S. TREASURY SECURITIES - 46.4%

U.S. Treasury Bonds - 16.7%
U.S. Treasury Bond, 3.00%, 5/15/2047	25,502,000	21,369,879
U.S. Treasury Bond
2.375%, 2/15/2042	29,275,000	22,431,969
1.875%, 11/15/2051	10,560,000	6,982,800

Total U.S. Treasury Bonds
(Identified Cost $57,467,310)		50,784,648

U.S. Treasury Notes - 29.7%
U.S. Treasury Note
1.75%, 5/15/2023	19,035,000	18,766,577
2.25%, 11/15/2025	19,390,000	18,264,471
2.00%, 11/15/2026	16,233,000	14,915,337
2.25%, 11/15/2027	16,210,000	14,838,482
3.125%, 11/15/2028	18,332,000	17,423,993
U.S. Treasury Note, 1.375%, 11/15/2031	7,430,000	6,034,553

Total U.S. Treasury Notes
(Identified Cost $93,170,239)		90,243,413
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $150,637,549)		141,028,061

U.S. GOVERNMENT AGENCIES - 10.6%

Mortgage-Backed Securities - 10.6%
Fannie Mae
Pool #888810, UMBS, 5.50%, 11/1/2022	2	2
Pool #AD0462, UMBS, 5.50%, 10/1/2024	958	970

Investment Portfolio - September 30, 2022

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA3463, UMBS, 4.00%, 9/1/2033	109,124	$106,360
Pool #MA1834, UMBS, 4.50%, 2/1/2034	31,741	31,021
Pool #FM1158, UMBS, 3.50%, 6/1/2034	373,304	356,137
Pool #MA2587, UMBS, 3.50%, 4/1/2036	203,382	190,495
Pool #MA3215, UMBS, 3.50%, 12/1/2037	650,165	607,389
Pool #FM2568, UMBS, 3.00%, 5/1/2038	433,754	396,191
Pool #995876, UMBS, 6.00%, 11/1/2038	61,332	64,121
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,871,078	2,473,443
Pool #AI5172, UMBS, 4.00%, 8/1/2041	42,587	40,595
Pool #AH3858, UMBS, 4.50%, 8/1/2041	208,363	204,237
Pool #MA4687, UMBS, 4.00%, 6/1/2042	3,085,940	2,901,450
Pool #AL7729, UMBS, 4.00%, 6/1/2043	50,230	47,880
Pool #AX1685, UMBS, 3.50%, 11/1/2044	459,862	422,057
Pool #AS4103, UMBS, 4.50%, 12/1/2044	140,304	137,129
Pool #AY8604, UMBS, 3.50%, 4/1/2045	74,611	68,396
Pool #BC6764, UMBS, 3.50%, 4/1/2046	29,602	27,115
Pool #BC8677, UMBS, 4.00%, 5/1/2046	24,638	23,250
Pool #BD1191, UMBS, 3.50%, 1/1/2047	191,704	175,600
Pool #BE7845, UMBS, 4.50%, 2/1/2047	34,929	33,953
Pool #MA3007, UMBS, 3.00%, 4/1/2047	729,050	646,606
Pool #FM2232, UMBS, 4.00%, 6/1/2048	111,207	104,904
Pool #AL8674, 5.659%, 1/1/2049	274,480	283,324
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,882,118	2,639,330
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,804,323	2,463,521
Pool #MA4600, UMBS, 3.50%, 5/1/2052	3,120,589	2,813,276
Pool #MA4644, UMBS, 4.00%, 5/1/2052	3,075,645	2,856,202
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,641,399	2,518,017
Freddie Mac
Pool #G12988, 6.00%, 1/1/2023	14	14

	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #G13078, 6.00%, 3/1/2023	38	$38
Pool #D98711, 4.50%, 7/1/2031	51,284	50,404
Pool #C91746, 4.50%, 12/1/2033	39,909	39,216
Pool #C91771, 4.50%, 6/1/2034	50,257	49,172
Pool #C91780, 4.50%, 7/1/2034	61,260	60,006
Pool #QN0349, UMBS, 3.00%, 8/1/2034	395,730	371,420
Pool #C91832, 3.50%, 6/1/2035	231,586	217,444
Pool #G08268, 5.00%, 5/1/2038	294,524	296,299
Pool #G05900, 6.00%, 3/1/2040	19,963	20,893
Pool #A92889, 4.50%, 7/1/2040	116,178	113,998
Pool #A93451, 4.50%, 8/1/2040	322,360	316,312
Pool #G60513, 5.00%, 7/1/2041	297,484	299,005
Pool #G60071, 4.50%, 7/1/2042	117,847	115,636
Pool #Q17513, 3.50%, 4/1/2043	64,256	59,482
Pool #Q37857, 4.00%, 12/1/2045	241,253	229,361
Pool #G60855, 4.50%, 12/1/2045	106,243	103,943
Pool #Q38388, 4.00%, 1/1/2046	238,416	226,664
Pool #Q47544, 4.00%, 3/1/2047	258,400	243,988
Pool #Q47130, 4.50%, 4/1/2047	25,612	24,887
Pool #G08786, 4.50%, 10/1/2047	78,491	76,270
Pool #SD8044, UMBS, 3.00%, 2/1/2050	3,012,533	2,648,550
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,652,126	2,494,677
Pool #SD8230, UMBS, 4.50%, 6/1/2052	1,686,649	1,607,881

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $35,093,281)		32,298,531

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Government Cash Management,
Institutional Shares, 2.75%[7]
(Identified Cost $4,800,576)	4,800,576	4,800,576

TOTAL INVESTMENTS - 100.0%
(Identified Cost $335,460,556)		304,026,627
OTHER ASSETS, LESS LIABILITIES - 0.0%##		52,743
NET ASSETS - 100%		$304,079,370

Investment Portfolio - September 30, 2022

(unaudited)

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

No. - Number

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

##Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $70,274,733, which represented 23.1% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2022.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2022 was $2,716,169, or 0.9% of the Series’ Net Assets.

5Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2022.

6Floating rate security. Rate shown is the rate in effect as of September 30, 2022.

7Rate shown is the current yield as of September 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$173,326,592	$—	$173,326,592	$—
States and political subdivisions (municipals)	4,407,882	—	4,407,882	—
Corporate debt:
Communication Services	10,341,026	—	10,341,026	—
Consumer Discretionary	8,473,066	—	8,473,066	—
Consumer Staples	2,874,397	—	2,874,397	—
Energy	5,026,555	—	5,026,555	—
Financials	9,946,163	—	9,946,163	—
Health Care	2,281,258	—	2,281,258	—
Industrials	9,052,718	—	9,052,718	—
Information Technology	2,994,297	—	2,994,297	—
Materials	1,550,794	—	1,550,794	—
Real Estate	6,335,148	—	6,335,148	—
Utilities	3,332,340	—	3,332,340	—

Investment Portfolio - September 30, 2022

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Asset-backed securities	$38,005,134	$—	$38,005,134	$—
Commercial mortgage-backed securities	21,278,681	—	21,278,681	—
Short-Term Investment	4,800,576	4,800,576	—	—
Total assets	$304,026,627	$4,800,576	$299,226,051	$—

There were no Level 3 securities held by the Series as of December 31, 2021 or September 30, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.